Other Operating Expenses - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands																	12 Months Ended
	Dec. 11, 2025	Nov. 12, 2025	Oct. 13, 2025	Sep. 10, 2025	Aug. 12, 2025	Jul. 11, 2025	May 14, 2025	Jul. 24, 2024	Jun. 28, 2024	May 23, 2024	May 14, 2024	Sep. 11, 2023	Aug. 08, 2023	Jul. 10, 2023	Jun. 12, 2023	May 09, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other operating expenses [line items]
Total																	$ (1,815,475,947)	$ (1,657,523,030)	$ (1,620,151,723)
Dividends paid, ordinary shares																	501,272,293	853,293,991	622,894,323
Ordinary And Extraordinary Shareholders' Meeting
Disclosure of other operating expenses [line items]
Dividends paid, ordinary shares	$ 37,446,115	$ 36,589,217	$ 35,845,087	$ 35,185,087	$ 34,528,465	$ 33,978,381	$ 88,000,000	$ 152,806,783	$ 146,118,828	$ 140,261,066	$ 65,000,000	$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 12,500,000	$ 35,000,000	301,572,352	504,186,677	85,000,000
Ordinary And Extraordinary Shareholders' Meeting | Optional Reserve for Future Income Distribution
Disclosure of other operating expenses [line items]
Dividends paid, ordinary shares	$ 37,446,115	$ 37,630,280	$ 37,776,618	$ 37,949,471	$ 38,014,374	$ 38,110,466	$ 102,206,898	$ 234,060,718	$ 232,838,384	$ 233,734,050	$ 108,317,395	$ 54,889,937	$ 61,888,267	$ 69,588,181	$ 74,003,447	$ 219,540,349	329,134,222	808,950,547	479,910,181
Turnover Tax
Disclosure of other operating expenses [line items]
Total																	(843,335,275)	(743,123,510)	(954,967,718)
Contributions to the Deposit Insurance Scheme
Disclosure of other operating expenses [line items]
Total																	(41,625,051)	(22,512,917)	(25,011,459)
Charges for Other Provisions
Disclosure of other operating expenses [line items]
Total																	(46,090,770)	(136,405,070)	(39,351,874)
Claims
Disclosure of other operating expenses [line items]
Total																	(51,068,052)	(32,094,696)	(44,537,439)
Other Financial Expenses
Disclosure of other operating expenses [line items]
Total																	(115,659,319)	(139,918,332)	(101,690,806)
Interest on leases
Disclosure of other operating expenses [line items]
Total																	(3,151,970)	(7,453,232)	(9,752,510)
Credit-card-relates expenses
Disclosure of other operating expenses [line items]
Total																	(179,544,778)	(186,437,298)	(144,406,256)
Other Expenses from Services
Disclosure of other operating expenses [line items]
Total																	(423,405,082)	(303,919,912)	(272,876,654)
Others
Disclosure of other operating expenses [line items]
Total																	(78,542,690)	(55,477,896)	(27,557,007)
Adjustment for monetary restatement of dividends
Disclosure of other operating expenses [line items]
Total																	$ (33,052,960)	$ (30,180,167)	$ 0